DEBT (Narrative) (Details) - USD ($)	1 Months Ended					12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
DEBT [Line Items]
Net long-term deferred income tax liabilities	$ 371,200,000					$ 371,200,000
Long-term debt	2,739,471,000					$ 2,739,471,000	$ 2,761,944,000
Dividends paid						$ 3.86
Revolving Credit Facility [Member]
DEBT [Line Items]
Line of credit	0					$ 0	0
Maximum borrowing capacity	205,000,000					$ 205,000,000
Borrowings from line of credit		$ 100,000,000					100,000,000
Repayments of line of credit	100,000,000
Percentage of revolving commitments						35.00%
Threshold Amount of Outstanding Letters of Credit Not Cash Collateralized	10,000,000					$ 10,000,000
Revolving Credit Facility [Member] | Maximum [Member]
DEBT [Line Items]
Variable rate					3.00%
Commitment fee percentage						0.50%
Revolving Credit Facility [Member] | Minimum [Member]
DEBT [Line Items]
Variable rate					2.75%
Commitment fee percentage						0.25%
2016 Credit Facilities [Member]
DEBT [Line Items]
Line of credit	2,700,000,000					$ 2,700,000,000	2,800,000,000
Debt service leverage ratio						6.5
Outstanding letters of credit	0					$ 0	0
Minimum leverage ratio required						5
Debt instrument, maturity date						Oct. 29, 2024
Swingline loan maximum amount	$ 15,000,000					$ 15,000,000
First Lien Term Loan (due April 2026) [Member]
DEBT [Line Items]
Percentage of principal amortization payable in equal quarterly installments						1.00%
Effective rate	8.40%					8.40%
3.375% Convertible Notes due 2023 [Member]
DEBT [Line Items]
Interest rate	3.375%					3.375%
Convertible rate of shares	41.6766					41.6766
Convertible rate per principal amount	$ 1,000					$ 1,000
Conversion price per share	$ 23.99					$ 23.99
3.375% Convertible Notes due 2023 [Member] | Maximum [Member]
DEBT [Line Items]
Converted amount						$ 4,200
Repayment of debt						100,000
Secured Commercial Loans [Member]
DEBT [Line Items]
Long-term debt	$ 31,900,000					$ 31,900,000	33,500,000
Debt instrument, maturity date						Nov. 01, 2028
Debt service coverage ratio						1.15
Letter of credit [Member]
DEBT [Line Items]
Maximum borrowing capacity	40,000,000					$ 40,000,000
On Location Revolver [Member]
DEBT [Line Items]
Line of credit	0					0	$ 0
Maximum borrowing capacity	42,900,000					42,900,000
Repayments of line of credit						$ 42,900,000
Percentage of revolving commitments						40.00%
Outstanding letters of credit	0					$ 0
Threshold Amount of Outstanding Letters of Credit Not Cash Collateralized	$ 2,000,000					$ 2,000,000
Shares issued upon conversion						176,079
Debt Instrument, Maturity Date, Description						earlier of August 2026 or the date that is 91 days prior to the maturity date of the term loans
On Location Revolver [Member] | Maximum [Member]
DEBT [Line Items]
Debt service leverage ratio						3
LIBOR [Member] | Secured Commercial Loans [Member]
DEBT [Line Items]
Variable rate						1.62%
Floor rate						0.88
SOFR [Member] | First Lien Term Loan (due April 2026) [Member] | Maximum [Member]
DEBT [Line Items]
Variable rate			3.00%
SOFR [Member] | First Lien Term Loan (due April 2026) [Member] | Minimum [Member]
DEBT [Line Items]
Variable rate			2.75%
SOFR [Member] | Secured Commercial Loans [Member]
DEBT [Line Items]
Variable rate				1.70%
Percentage of principal amortization payable in monthly installments				4.00%